CAPITAL RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Equity at beginning of period	$ 118,924	$ 87,109	$ 79,909
Issue of shares	696	10,216	7,619
Share options expired	0	0
Equity at end of period	123,188	118,924	87,109
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Equity at beginning of period	74,166	63,723	55,953
Share options and warrants exercised (Note 10, 12)	2,971	201	151
Issue of shares	696	10,216	7,619
Share options expired	204	26	0
Equity at end of period	78,037	74,166	63,723
CAPITAL RESERVE | Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of shares	257	9,912	7,392
CAPITAL RESERVE | Restricted shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of shares	$ 439	$ 304	$ 227